PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Retirement Moderate
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.1%
Affiliated Investment Companies : 100.1%
2,392,040  Voya Emerging
Markets Index Portfolio
- Class I
$ 25,762,267
2.1
3,562,336  Voya High Yield Bond
Fund - Class R6
25,043,220
2.0
7,301,693  Voya International
Index Portfolio - Class I
88,788,589
7.1
316,959  Voya Russell
TM
Large
Cap Growth Index
- Class I
24,355,125
1.9
5,631,949  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
64,373,173
5.1
10,476,340  Voya Short Duration
Bond Fund - Class R6
98,896,649
7.9
36,149,857  Voya U.S. Bond Index
Portfolio - Class I
337,278,169
26.8
29,602,685  Voya U.S. Stock Index
Portfolio - Class I
592,941,783
47.2
Total Mutual Funds
(Cost $1,193,507,843)
1,257,438,975
100.1
Total Investments in
Securities
(Cost $1,193,507,843) $ 1,257,438,975 100.1
Liabilities in Excess
of Other Assets (675,445) (0.1)
Net Assets $ 1,256,763,530 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
2
Voya Retirement Moderate
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 1,257,438,975 $ — $ — $ 1,257,438,975
Total Investments, at fair value $ 1,257,438,975 $ — $ — $ 1,257,438,975
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 24,562,032 $ 3,354,505 $ (6,088,829) $ 3,934,559 $ 25,762,267 $ 1,446,811 $ (1,809,614) $ —
Voya High Yield Bond Fund - Class
R6
25,635,955 2,672,733 (3,593,208) 327,740 25,043,220 1,278,766 97,909 —
Voya International Index Portfolio
- Class I
87,935,229 7,246,983 (12,415,643) 6,022,020 88,788,589 2,453,918 2,072,228 —
Voya Russell
TM
Large Cap Growth
Index - Class I
— 25,080,350 (1,235,908) 510,683 24,355,125 — (17,768) —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
65,657,329 8,656,710 (12,450,768) 2,509,902 64,373,173 777,081 (405,706) 5,562,988
Voya Short Duration Bond Fund -
Class R6
99,148,831 12,607,894 (15,060,977) 2,200,901 98,896,649 3,527,301 (1,021,074) —
Voya U.S. Bond Index Portfolio -
Class I
368,820,389 51,410,419 (105,312,566) 22,359,927 337,278,169 10,820,450 (19,419,848) —
Voya U.S. Stock Index Portfolio -
Class I
601,962,280 50,366,158 (108,127,384) 48,740,729 592,941,783 490,937 20,975,580 45,302,397
$ 1,273,722,045 $ 161,395,752 $ (264,285,283) $ 86,606,461 $ 1,257,438,975 $ 20,795,264 $ 471,707 $ 50,865,385
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 98,963,987
Gross Unrealized Depreciation (35,032,855)
Net Unrealized Appreciation $ 63,931,132